Note 7 - Stock-based Compensation (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Allocated Share-based Compensation Expense, Total	$ 93,360	$ 40,920	$ 93,360	$ 40,920
Non-employee Director Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,000	1,000	1,000	1,000